(LOSS)/EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Summary of Calculation of Basic and Diluted EPS
BASIC EPS
The calculation of basic EPS is as follows:

	2025	2024	2023
(Loss)/profit for the year attributable to equity holders of the parent (£ million)	(215)	542	110
Weighted average number of shares used in basic EPS calculation (million)	1,076	1,077	1,072
Basic EPS	(20.0p)	50.3p	10.3p
DILUTED EPS
The calculation of diluted EPS is as follows:

	2025	2024	2023
(Loss)/profit for the year attributable to equity holders of the parent (£ million)	(215)	542	110
Weighted average number of shares used in diluted EPS calculation (million)[1]	1,076	1,097	1,094
Diluted EPS	(20.0p)	49.4p	10.1p
[1] The weighted average number of shares used in the basic EPS calculation for 2025 has also been used for the diluted EPS calculation due to the anti-dilutive effect of the weighted average number of shares calculated for the diluted EPS calculation

Summary of Reconciliation Between Shares Used in Calculating Basic and Diluted EPS
A reconciliation between the shares used in calculating basic and diluted EPS is as follows:

	2025	2024	2023
	m	m	m
Weighted average number of shares used in basic EPS calculation	1,076	1,077	1,072
Dilutive share options outstanding	—	—	1
Other potentially issuable shares	—	20	21
Weighted average number of shares used in diluted EPS calculation	1,076	1,097	1,094